Plan Transfers (Tables)	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Description of Plan [Line Items]
Effects of the Transfers on the Net Assets Available for Benefits
The following table presents the effects of the transfers on the net assets available for benefits as of December 31, 2025:

Plan Name	Transfer Date	Assets Transferred
Axillon 401(k) Plan	Various(a)	$(3,783)
Flow Control Group 401(k) Plan	April 30, 2025	(21,549)
Total transfers during 2025		$(25,332)

(a)Transfers to the Axillon 401(k) Plan occurred between March 3, 2025 and August 19, 2025.